CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Accounts and notes payable	¥ 1,459,782	¥ 499,021
Contract liabilities	320,434	18,410
Salary and welfare benefits payable	179,558	42,318
Taxes payable	363,644	2,783
Amounts due to related parties	11,174	298
Lease liabilitiescurrent portion	45,073	31,439
Amounts due to related parties		646,011
Deferred tax liabilities	5,210	10,574
Lease liabilities-non-current portion	¥ 49,448	¥ 61,338
Ordinary shares, shares authorized | shares	5,000,000,000	5,000,000,000
Ordinary shares, shares issued | shares	1,436,815,570	1,436,815,570
Ordinary shares, shares outstanding | shares	1,436,815,570	1,436,815,570
VIE
Accounts and notes payable	¥ 1,459,438	¥ 499,021
Contract liabilities	320,434	18,410
Salary and welfare benefits payable	179,558	41,491
Taxes payable	363,460	2,778
Accrued expenses and other current liabilities	116,919	25,632
Amounts due to related parties	11,174	292
Lease liabilitiescurrent portion	45,073	31,439
Amounts due to related parties	0	351,510
Deferred tax liabilities	5,210	10,574
Lease liabilities-non-current portion	¥ 49,448	¥ 61,338